PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT
Advance to third parties	$ 3,151,947
Advance to investment escrow account	1,000,000
Others	505,067	$ 383,413
Total	$ 4,657,014	$ 383,413